INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Summary of reconciliation between the tax charge to income result from applying current tax rate

	12/31/2023	12/31/2022	12/31/2021
Income before taxes	86,392,744	(26,835,992)	(8,834,826)
Tax rate	35%	34%	28%
Income for the year at tax rate	30,121,478	(9,238,345)	(2,429,768)
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	(42,000)	(585,418)	(1,751,560)
Tax inflation adjustment	2,918,227	(6,811,432)	679,484
Income tax return	(463,742)	108,563	160,725
Effect of tax rate change on deferred tax	579,705	5,332,012	4,620,424
Non-deductible results	1,621,267	30,542	418,617
Income tax	34,734,935	(11,164,078)	1,697,922

Summary of net position of deferred tax

	12/31/2023	12/31/2022
Deferred tax assets	12,960,099	37,997,568
Deferred tax liability	(1,614,907)	(565,339)
Net assets by deferred tax	11,345,192	37,432,229

Deferred taxes to be recovered in more than 12 months	10,756,236	31,134,571
Deferred taxes to be recovered in 12 months	2,203,863	6,862,997
Subtotal – Deferred tax assets	12,960,099	37,997,568
Deferred taxes to be paid in more than 12 months	(2,243,528)	(2,522,912)
Deferred taxes to be paid in 12 months	628,621	1,957,573
Subtotal – Deferred tax liabilities	(1,614,907)	(565,339)
Total Net Assets by deferred Tax	11,345,192	37,432,229

Summary of deferred tax assets / (liabilities)

	Balance at	(Charge)/Credit	Balance at
	12/31/2022	to Income/OCI	12/31/2023
Intangible assets	(8,636,673)	(2,980)	(8,639,653)
Loan Loss Reserves	6,075,520	(601,285)	5,474,235
Property, plant and equipment	(8,082,143)	3,838,308	(4,243,835)
Foreign Currency	(316,325)	—	(316,325)
Tax Loss Carry Forward	37,682,645	(35,452,634)	2,230,011
Inflation adjustment credit	8,778,249	(3,598,498)	5,179,751
Provisions	1,666,178	3,035,018	4,701,196
Others	264,778	6,695,034	6,959,812
Total	37,432,229	(26,087,037)	11,345,192

	Balance at	(Charge)/Credit	Balance at
	12/31/2021	to Income	12/31/2022
Intangible assets	(8,835,482)	198,809	(8,636,673)
Loan Loss Reserves	9,171,961	(3,096,441)	6,075,520
Property, plant and equipment	(24,196,860)	16,114,717	(8,082,143)
Foreign Currency	(316,325)	—	(316,325)
Tax Loss Carry Forward	23,909,997	13,772,648	37,682,645
Inflation adjustment credit	11,955,927	(3,177,678)	8,778,249
Provisions	1,844,910	(178,732)	1,666,178
Others	5,714,651	(5,449,873)	264,778
Total	19,248,779	18,183,450	37,432,229

Summary of loss carryforward

	12/31/2023
Year of generation	Amount	Expiration Date	Deferred Tax Assets
2020	5,961	2025	2,086
2021	39,548	2026	13,842
2022	5,812,640	2027	2,034,424
2023	513,313	2028	179,659
Total	6,371,461		2,230,011